Note 10 - Net Income Per Share	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Earnings per share [text block]
NOTE 10.	NET INCOME PER SHARE

Basic net income per share is calculated by dividing the net income for the year attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year. Diluted net income per share is calculated by dividing the net income attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year plus the number of ordinary shares that would be issued pursuant to our employee equity program based on period-average employee equity awards. The net dilutive effect of these awards is determined by application of the treasury stock method related to the share equivalents of unrecognized share compensation expense on employee equity grants outstanding at period end.

The net income per share calculation for all periods prior to the Initial Public Offering reflects
200
million shares as outstanding, less
9.75
million shares that were surrendered by
two
shareholders upon completion of the IPO. As of
December 31, 2020,
the total number of shares outstanding for Opera Limited was
228,285,684,
each with a par value of
US$0.0001.

The following tables show the income and share data used in the basic and diluted net income per share calculations.

[Net income in US$ thousands]	Year ended December 31,
Net income attributable to the owners of the parent	2018	2019	2020
Continuing operations	34,219	40,739	37,432
Discontinued operations	941	17,161	141,742
Net income attributable to the owners of the parent for basic and diluted earnings	35,160	57,899	179,174

Issued ordinary shares at beginning of period	190,250,000	220,119,343	237,826,326
Effect of shares issued	12,504,070	7,422,487	1,889,770
Effect of treasury shares held	(133,681)	(2,913,330)	(5,146,244)
Basic weighted-average number of ordinary shares in the period	202,620,388	224,628,500	234,569,852
Effect of employee equity grants	6,107,813	4,437,167	2,816,613
Diluted weighted-average number of ordinary shares in the period	208,728,201	229,065,667	237,386,466

Basic net income from continuing operations per share, US$	0.17	0.18	0.16
Basic net income per share, US$	0.17	0.26	0.76

Diluted net income from continuing operations per share, US$	0.16	0.18	0.16
Diluted net income per share, US$	0.17	0.25	0.75

Opera Limited, the parent, has American Depositary Shares (ADSs) listed on Nasdaq, trading under the OPRA ticker symbol. Each ADS represents two
ordinary shares in the parent. The table below specifies net income per ADS.

[Net income in US$ thousands]	Year ended December 31,
Net income attributable to the owners of the parent	2018	2019	2020
Continuing operations	34,219	40,739	37,432
Discontinued operations	941	17,161	141,742
Net income attributable to the owners of the parent for basic and diluted earnings	35,160	57,899	179,174

ADS equivalent of basic weighted-average number of ordinary shares	101,310,194	112,314,250	117,284,926
ADS equivalent of diluted weighted-average number of ordinary shares	104,364,101	114,532,833	118,693,233

Basic net income from continuing operations per ADS, US$	0.34	0.36	0.32
Basic net income per ADS, US$	0.35	0.52	1.53

Diluted net income from continuing operations per ADS, US$	0.33	0.36	0.32
Diluted net income per ADS, US$	0.34	0.51	1.51